Shareholder Report, Average Annual Return (Details) WE0000000002533A_Dimensional US Core Equity 1 ETF_Single_TSR Annual {Single}	12 Months Ended	26 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Core Equity 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Core Equity 1 ETF – NAV
Average Annual Return, Percent	17.23%	20.69%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	23.15%